TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
The following are included in trade and other receivables:

	2025	2024
Amounts to be realised within one year	£m	£m
Trade receivables (net of loss allowance)	6,089	6,487
Unbilled costs	189	238
VAT and sales taxes recoverable	380	323
Prepayments	205	221
Fair value of derivatives	3	1
Other receivables[1]	413	452
	7,279	7,722
Note
[1]This balance does not include any individually material items

	2025	2024
Amounts to be realised after more than one year	£m	£m
Fair value of derivatives	77	4
Other receivables and prepayments[1]	195	170
	272	174
Note
[1]This balance does not include any individually material items

Schedule Of Analysis Of Age Of Financial Assets That Are Past Due But Not Impaired
The ageing of trade receivables by due date is as follows:

	Carrying amount at 31 December	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2025	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,124	5,365	494	157	42	16	50
Expected credit losses	(35)	(1)	—	—	(3)	(10)	(21)
	6,089	5,364	494	157	39	6	29

	Carrying amount at 31 December	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2024	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,522	5,672	572	155	58	23	42
Expected credit losses	(35)	(1)	—	—	(2)	(9)	(23)
	6,487	5,671	572	155	56	14	19